SEGMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Seamless Group Inc [Member]
SEGMENTS

6 Segments

	Six months ended June 30,
	2024	2023
	US$	US$
Revenue
Remittance services
Fiat remittance	12,284,197	12,988,449
ODL remittance	558,381	562,796
Sales of Airtime	11,179,092	13,529,574
Other services	89,117	84,600
	24,110,787	27,165,419
Cost of sales
Remittance services	(5,531,947)	(5,807,690)
Sales of Airtime	(10,200,122)	(12,139,025)
Other services	(174,183)	(148,430)
	(15,906,252)	(18,095,145)
Gross Profit
Remittance services	7,310,631	7,743,555
Sales of Airtime	978,970	1,390,549
Other services	(85,066)	(63,830)
	8,204,535	9,070,274

18 Segments

	Years ended December 31,
	2023	2022
	US$	US$
Revenue
Remittance services	26,695,196	26,714,151
Sales of Airtime	26,398,707	28,501,152
Other services	161,458	285,614
	53,255,361	55,500,917

	Years ended December 31,
	2023	2022
	US$	US$
Cost of sales
Remittance services	(11,375,525)	(13,268,205)
Sales of Airtime	(24,206,112)	(26,370,613)
Other services	(317,419)	(242,129)
	(35,899,057)	(39,880,947)

	Years ended December 31,
	2023	2022
	US$	US$
Gross Profit
Remittance services	15,319,671	13,445,946
Sales of Airtime	2,192,595	2,130,539
Other services	(155,962)	43,485
	17,356,304	15,619,970

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

18	Segments (Continued)

The following table sets forth the Expenditures for additions to long-lived assets other than goodwill and acquired intangible assets:

	December 31,
	2023	2022
	US$	US$
Remittance services expense	302,950	532,457
Sales of Airtime	-	-
Other services	-	-
	302,950	532,457

The following table sets forth the revenues by geographical area:

	Years ended December 31,
	2023	2022
	US$	US$
Revenue
Hong Kong	9,726,364	8,647,764
Malaysia	29,317,906	36,742,314
Indonesia	14,211,091	10,110,839
	53,255,361	55,500,917

The following table sets forth the long-lived assets other than goodwill and intangible assets by geographical area:

	December 31,
	2023	2022
	US$	US$
Long-lived assets other than goodwill and acquired intangible assets
Hong Kong	4,368,106	3,647,913
Malaysia	1,005,601	1,276,989
Indonesia	62,056	121,698
Long-Lived Assets	5,435,763	5,046,600

Add: Non-disclose items
Investment in an equity security	100,000	100,000
Deferred tax assets	972,984	768,617
Goodwill	27,001,383	27,001,383
Acquired intangible assets	4,926,674	6,467,231
	33,001,041	39,383,831

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

18	Segments (Continued)

The following table sets forth the goodwill by reportable segments:

	December 31,
	2023	2022
	US$	US$
Remittance services	12,921,592	12,921,592
Sales of Airtime	14,079,791	14,079,791
	27,001,383	27,001,383